Consolidated Balance Sheets - USD ($)	Jan. 31, 2026	Jul. 31, 2025
CURRENT ASSETS
Cash and cash equivalents	$ 1,485,062	$ 8,950,771
Accounts receivable	2,350,000	750,000
Investment in trading securities	31,902	116,557
Prepaid expenses and other current assets	36,543,038	622,091
Total current assets	40,410,002	10,439,419
Property and equipment, net
Total Assets	40,410,002	10,439,419
CURRENT LIABILITIES
Accounts payable, accrued expenses and other current liabilities	1,686,940	505,959
Taxes payable	19,985	19,985
Due to related parties	565
Current portion of long-term payables		250,000
Total current liabilities	1,707,490	775,944
Long-term payables
Total liabilities	1,707,490	775,944
Commitments
Equity
Ordinary shares, $0.001 par value, 100,000,000,000 shares authorized, 10,313,373 shares and 1,313,373 shares issued and outstanding as of January 31, 2026 and July 31, 2025, respectively	32,640	23,640
Additional paid-in capital	74,406,431	45,095,981
Accumulated deficit	(35,736,559)	(35,456,146)
Total Shareholders’ Equity	38,702,512	9,663,475
Total Liabilities and Shareholders’ Equity	$ 40,410,002	$ 10,439,419